Stockholders’ (Deficit) Equity and Stock-Based Compensation - Stock option activity, narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Options granted (in shares)		0	7,248,934	5,319,061
Total fair value of options vested		$ 8.3
Employees
Class of Stock [Line Items]
Aggregate intrinsic value of options exercised	$ 0.2	$ 3.0	$ 103.4	$ 0.5
Weighted-average grant-date fair value of options granted (in dollars per share)		$ 3.94	$ 3.56	$ 0.45
Options granted (in shares)	0
Weighted-average grant-date fair value of options forfeited (in dollars per share)	$ 3.44	1.41	2.20	0.38
Weighted-average grant-date fair value of options vested (in dollars per share)	$ 2.59	$ 3.23	$ 1.20	$ 0.30
Total fair value of options vested	$ 3.8		$ 7.1	$ 0.9
Common Stock | 2021 Equity Incentive Plan
Class of Stock [Line Items]
Percent of possible increase in shares available for issuance	5.00%		5.00%
Preferred Stock | Volta Charter
Class of Stock [Line Items]
Number of shares authorized (in shares)	10,000,000		10,000,000